CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2010	$ 10,950	$ 4,179,538	$ (2,425,124)	$ (3,786)	$ 1,761,578	$ 24,968	$ 1,786,546
Balance (in shares) at Dec. 31, 2010	10,950,000
Stock based compensation	0	140,042	0	0	140,042	0	140,042
Change of ownership in CWN china		(93,241)			(93,241)	93,241	0
Components of comprehensive income (loss):
Unrealized gain or loss on available-for-sale securities				(2,550)	(2,550)		(3,015)
Foreign currency translation adjustment	0	0	0	(3,015)	(3,015)		(2,550)
Net income (loss) for the year	0	0	198,966	0	198,966	(60,926)	138,040
Balance at Dec. 31, 2011	10,950	4,226,339	(2,226,158)	(9,351)	2,001,780	57,283	2,059,063
Balance (in shares) at Dec. 31, 2011	10,950,000
Stock based compensation	0	59,404	0	0	59,404	0	59,404
Change of ownership in CWN china		(30,193)			(30,193)	30,193	0
Components of comprehensive income (loss):
Unrealized gain or loss on available-for-sale securities				22,309	22,309		22,309
Foreign currency translation adjustment	0	0	0	13,057	13,057	302	13,359
Net income (loss) for the year	0	0	(85,088)	0	(85,088)	(43,843)	(128,931)
Balance at Dec. 31, 2012	$ 10,950	$ 4,255,550	$ (2,311,246)	$ 26,015	$ 1,981,269	$ 43,935	$ 2,025,204
Balance (in shares) at Dec. 31, 2012	10,950,000